Tax (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Mar. 31, 2015
Tax effect of temporary differences (CHF)
Net operating loss carry-forwards	SFr 1,119	SFr 1,119	SFr 1,384
Net deferred tax assets	5,034	5,034	SFr 5,694
Tax benefits associated with share-based compensation (CHF)
Windfall tax benefits/(shortfall tax charge) recorded in additional paid-in capital	SFr (14)	SFr (12)